Intangibles - Lease premium assets (Details) - Lease premium, net - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule of lease premium [Line Items]
Gross carrying amount	$ 1,112,471	$ 1,216,541
Accumulated amortization	(150,110)	(64,028)
Net carrying amount	$ 962,361	$ 1,152,513